Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Gross unrealized losses and fair value of the Company's investments.
Fair value, Less than 12 Months	$ 1,176	$ 2,035
Gross unrealized losses, Less than 12 Months	9	3
Fair value, Total	1,176	2,035
Gross unrealized losses, Total	9	3
Obligations of states and political subdivisions [Member]
Schedule of Gross unrealized losses and fair value of the Company's investments.
Fair value, Less than 12 Months	1,176	2,035
Gross unrealized losses, Less than 12 Months	9	3
Fair value, Total	1,176	2,035
Gross unrealized losses, Total	$ 9	$ 3